Consolidated Statements of Equity (USD $) In Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in-Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income	Total Brookfield Residential Properties Inc. Equity	Non-controlling Interest (Note 10)
Opening Balance at Dec. 31, 2009		$ 288,171	$ 96,813	$ 150,406	$ (166,113)	$ 887,356	$ 32,604		$ 16,105
Conversion of preferred shares / treasury stock upon merger transaction		(106)		106
Issuance of common shares			86,990
Share-based compensation costs				1,105
Preferred share dividends					55,213	(19,995)
Stock option exercises					93
Net income attributable to Brookfield Residential	132,479					132,479
Treasury stock issued						(45,213)
Distributions						(261,772)
Net income / (loss) attributable to non-controlling interest	1,464								(1,620)
(Distributions) / contributions									271
Other comprehensive income							35,209
Non-controlling interest acquired									(8,300)
Ending Balance at Dec. 31, 2010	1,279,802	288,065	183,803	151,617	(110,807)	692,855	67,813	1,273,346	6,456
Conversion of preferred shares / treasury stock upon merger transaction		(286,317)	(110,700)	247,480	110,700
Preferred shares converted to common shares upon merger transaction			38,838
Purchase of common shares for escrowed stock plan			(18,558)
Share-based compensation costs				5,680
Preferred share dividends						(178)
Stock option exercises					107
Net income attributable to Brookfield Residential	7,288					7,288
Conversion of equity to notes payable						(493,929)
Issuance of equity for notes receivable						200,000
Distributions						(15,607)
Net income / (loss) attributable to non-controlling interest	2,453
(Distributions) / contributions									(17)
Other comprehensive income							11,120
Ending Balance at Dec. 31, 2011	$ 975,709	$ 1,748	$ 93,383	$ 404,777	$ 0	$ 390,429	$ 78,933	$ 969,270	$ 6,439